Share-based Compensation - Summary of Stock Option Activity for Plans (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Outstanding, Number of Shares, Beginning Balance	9,072,974	6,396,420	5,643,900
Number of Shares, Granted	1,119,136	2,686,075	752,520
Number of Shares, Exercised	(211,647)
Number of Shares, Forfeited	(555,698)	(9,521)
Outstanding, Number of Shares, Ending Balance	9,424,765	9,072,974	6,396,420
Number of Shares, Vested and Exercisable	4,210,766	3,831,951
Weighted Average Exercise Price, Beginning Balance	$ 0.91	$ 0	$ 0
Weighted Average Exercise Price, Granted	4.85	3.09	0
Weighted Average Exercise Price, Forfeited		0.67
Weighted Average Exercise Price, Ending Balance	1.45	0.91	$ 0
Weighted Average Exercise Price, Vested and Exercisable	$ 0.2	$ 0.16
Weighted Average Remaining Contractual Term (years) Outstanding	8 years 1 month 13 days	9 years 18 days
Weighted Average Remaining Contractual Term (years) Vested and Exercisable	7 years 4 months 13 days	7 years 10 months 13 days